Loans and other borrowings	12 Months Ended
Dec. 31, 2017
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Loans and other borrowings

20. Loans and other borrowings

	2017			2016
	Current $m	Non-current $m	Total $m	Current $m	Non-current $m	Total $m
Unsecured bank loans	—	262	262	—	107	107
Finance lease obligations	16	215	231	17	210	227
£400m 3.875% bonds 2022	—	538	538	—	489	489
£300m 3.75% bonds 2025	—	406	406	—	370	370
£350m 2.125% bonds 2026	—	472	472	—	430	430
	16	1,893	1,909	17	1,606	1,623
Bank overdrafts	110	—	110	89	—	89
Total loans and other borrowings	126	1,893	2,019	106	1,606	1,712
Denominated in the following currencies:
Sterling	—	1,416	1,416	—	1,289	1,289
US dollars	124	477	601	101	317	418
Euros	2	—	2	2	—	2
Other	—	—	—	3	—	3

	126	1,893	2,019	106	1,606	1,712

Loans and other borrowings, excluding bank overdrafts, comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2017 $m	Cash flows $m	Exchange adjustments $m	Other $m	At 31 December 2017 $m
Unsecured bank loans	107	153	1	1	262
Finance lease obligations	227	—	—	4	231
£400m 3.875% bonds 2022	489	—	48	1	538
£300m 3.75% bonds 2025	370	—	36	—	406
£350m 2.125% bonds 2026	430	—	42	—	472

	1,623	153	127	6	1,909

Unsecured bank loans

Unsecured bank loans are borrowings under the Group’s Syndicated and Bilateral Facilities. Amounts are classified as non-current when the facilities have more than 12 months to expiry.

The Syndicated Facility comprises a $1,275m five-year revolving credit facility maturing in March 2022.

The Bilateral Facility comprises a $75m revolving credit facility maturing in March 2022. The Bilateral Facility contains the same terms and covenants as the Syndicated Facility.

A variable rate of interest is payable on amounts drawn under both facilities, which was 2.15% at 31 December 2017.

Finance lease obligations

Finance lease obligations, which relate primarily to the 99-year lease (of which 88 years remain) on the InterContinental Boston hotel, are payable as follows:

	2017		2016
	Minimum lease payments $m	Present value of payments $m	Minimum lease payments $m	Present value of payments $m
Less than one year	16	16	17	17
Between one and five years	67	49	64	48
More than five years	3,234	166	3,252	162

	3,317	231	3,333	227

Less: amount representing finance charges	(3,086)	—	(3,106)	—

	231	231	227	227

The Group has the option to extend the term of the InterContinental Boston lease for two additional 20-year terms. Payments under the lease step up at regular intervals over the lease term. Interest is payable on the obligation at a fixed rate of 9.7%.

£400m 3.875% bonds 2022

The 3.875% fixed interest sterling bonds were issued on 28 November 2012 and are repayable in full on 28 November 2022. Interest is payable annually on 28 November. The bonds were initially priced at 98.787% of face value and are unsecured.

£300m 3.75% bonds 2025

The 3.75% fixed interest sterling bonds were issued on 14 August 2015 and are repayable in full on 14 August 2025. Interest is payable annually on 14 August. The bonds were initially priced at 99.014% of face value and are unsecured.

£350m 2.125% bonds 2026

The 2.125% fixed interest sterling bonds were issued on 24 August 2016 and are repayable in full on 24 August 2026. Interest is payable annually on 24 August. The bonds were initially priced at 99.45% of face value and are unsecured.

Bank overdrafts

Bank overdrafts are matched by equivalent amounts of cash and cash equivalents under the Group’s cash pooling arrangements (see note 17).

Facilities provided by banks

	2017			2016
	Utilised $m	Unutilised $m	Total $m	Utilised $m	Unutilised $m	Total $m
Committed	264	1,086	1,350	110	1,240	1,350
Uncommitted	1	69	70	—	70	70

	265	1,155	1,420	110	1,310	1,420

	2017 $m	2016 $m
Unutilised facilities expire:
Within one year	69	70
After two but before five years	1,086	1,240

	1,155	1,310

Utilised facilities are calculated based on actual drawings and may not agree to the carrying value of loans held at amortised cost.